Income Taxes - Summary of Reconciliations of Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax expense	¥ (91,835)	$ (14,075)	¥ (47,240)	¥ (80,387)
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax benefits at PRC statutory tax rate of 25%	¥ (22,959)	$ (3,519)	¥ (11,810)	¥ (20,097)
Effect of different tax rates in different jurisdictions	14,347	2,199	4,430	5,258
Non-deductible expenses	1,195	183	736	2,471
Deemed sales and cost	(6)	(1)	16	11
Research and development expenses	(13,646)	(2,091)	(9,317)	(8,400)
Effect on adoption of preferential tax rate	(12)	(2)	(541)	(346)
Changes in tax rate in measurement of deferred tax	3,345	513		92
Statutory expense	(1,855)	(284)	(4,545)
Others	139	21	(52)
Change in valuation allowance	19,658	3,013	21,837	21,087
Income Tax Expense	¥ 206	$ 32	¥ 754	¥ 76